VALUATION ACCOUNTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for deferred tax assets
Balance	€ 14,744	€ 14,341	€ 15,508
Charges to costs and expenses	3,175	1,538	346
Deductions: write-off and others	(180)	(1,135)	(1,513)
Balance	17,739	14,744	14,341
Allowance for doubtful accounts
Balance	161	742	721
Charges to costs and expenses	85	32	2
Deductions: write-off and others	(21)	(613)	19
Balance	224	161	742
Slow-moving inventory
Balance	1,262	1,470	1,563
Charges to costs and expenses	354	93	371
Deductions: write-off and others	(353)	(300)	(464)
Balance	1,263	1,262	1,470
Warranty reserve
Balance	162	252	369
Charges to costs and expenses	134	112	110
Deductions: write-off and others	(124)	(202)	(227)
Balance	€ 172	€ 162	€ 252